Debt - Components of Long-term Debt - Footnote F (Parenthetical) (Detail) (7.49% Equipment Trust Certificate [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD
Debt Instrument [Line Items]
Debt instrument interest rate		7.49%
Value of locomotive units and other rolling stock used as collateral		110
Final repayment of principal amount	$ 11
Maturity	2021-01